Goodwill and other intangible assets (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals			£ 0
Amortisation of intangible assets	£ 1,154,000	£ 1,150,000	2,326,000	£ 2,282,000
Impairment charge			0
Cost | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions			110,000
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			(2,326,000)
Amortization | Computer equipment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			14,000
Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			8,000
Amortization | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			£ 2,304,000